Financial Risk Management - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (804,655)	R$ (360,776)
Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,288,076)	(429,183)
Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,869)	(1,247)
Trade Payables | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,869)	(1,247)
Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(106,863)	(90,700)
Labor and Social Security Obligations | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(106,863)	(90,700)
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(72,812)	(86,211)
Lease liabilities | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(93,184)	(113,381)
Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(6,020)	(7,328)
Accounts Payable | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(6,020)	(7,328)
Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(617,091)	(175,290)
Loans And Financing [Member] | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,080,140)	(216,527)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(248,165)	(141,330)
Less than 1 year | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,869)	(1,247)
Less than 1 year | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(101,505)	(87,732)
Less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(24,381)	(24,147)
Less than 1 year | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(6,020)	(7,328)
Less than 1 year | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(114,390)	(20,876)
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(217,422)	(153,607)
Between 1 and 3 years | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(2,458)	(2,968)
Between 1 and 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(32,786)	(45,878)
Between 1 and 3 years | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		0
Between 1 and 3 years | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(182,178)	(104,761)
Over 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(822,489)	(134,246)
Over 3 years | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(2,900)
Over 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(36,017)	(43,356)
Over 3 years | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (783,572)	R$ (90,890)